CONSOLIDATED BALANCE SHEETS - USD ($)		Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash		$ 113,034	$ 59,634
Cash held in trust		402,532
Marketable equity security		649,000	1,000,000
Assets of discontinued operations			206,809
Total current assets		1,164,566	1,266,443
Convertible note receivable			4,000,000
Total assets		1,164,566	5,266,443
Current liabilities:
Accounts payable and accrued expenses (including related parties of $410,833 and $334,000)		3,353,658	1,814,609
Accrued settlement		4,090,057	4,090,057
Convertible notes payable, net of discount of $362,004 and $0		13,426,706
Note payable, net of discount of $0 and $47,671		2,741,737	5,923,590
Derivative liability		5,262,448
Liabilities of discontinued operations			1,151,073
Total current liabilities		28,874,606	12,979,329
Convertible notes payable			11,000,000
Note payable		148,263
Total liabilities		29,022,869	23,979,329
Contingencies
Stockholders' Equity (Deficit):
Common stock, $0.00001 par value; 100,000,000,000 shares authorized; 256,674,458 and 16,536,351 shares issued and outstanding at December 31, 2020 and 2019		6,711	4,310
Treasury stock, at cost; 1,040 shares at December 31, 2020 and 2019		(643,059)	(643,059)
Stock loan receivable		(7,610,147)	(7,610,147)
Additional Paid In Capital		251,039,531	242,192,461
Accumulated deficit		(270,651,339)	(252,656,451)
Total stockholders' deficit		(27,858,303)	(18,712,886)
Total liabilities and stockholders' deficit		1,164,566	5,266,443
Series B Convertible Preferred Stock [Member]
Stockholders' Equity (Deficit):
Preferred stock value	[1]
Series C Convertible Preferred Stock [Member]
Stockholders' Equity (Deficit):
Preferred stock value	[2]
Series D Convertible Preferred Stock [Member]
Stockholders' Equity (Deficit):
Preferred stock value	[3]
Series G Convertible Preferred Stock [Member]
Stockholders' Equity (Deficit):
Preferred stock value	[4]
Series H Convertible Preferred Stock [Member]
Stockholders' Equity (Deficit):
Preferred stock value	[5]

[1]	Series B Preferred stock, $0.00001 par value; 20,000,000 shares authorized; 45,000 and 45,000 shares issued and outstanding at December 31, 2019 and 2018
[2]	Series C Preferred stock, $0.00001 par value; 10,000 shares authorized; 700 and 700 shares issued and outstanding at December 31, 2019 and 2018
[3]	Series D Preferred stock, $0.00001 par value; 100,000 shares authorized; 0 and 0 shares issued and outstanding at December 31, 2019 and 2018
[4]	Series G Preferred stock, $0.00001 par value; 2,000,000 shares authorized; 0 and 0 shares issued and outstanding at December 31, 2019 and 2018
[5]	Series H Preferred stock, $0.00001 par value ($500.00 stated value); 40,000 shares authorized; 20,000 shares issued and outstanding at December 31, 2019